Share-based Compensation - Summary of Stock Option Plans, by Exercise Price Range (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices	$ 19.30	$ 21.81	$ 26.12	$ 25.84
Options Outstanding, Number of Shares (in shares)	9,903	10,928	11,427	10,919
Options Exercisable, Number of Shares (in shares)	8,606	9,004	8,293
$14.58 - $19.56
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number of Shares (in shares)	6,500
Options Outstanding, Weighted Average Remaining Contractual Terms (Years)	4 years 6 months 29 days
Options Exercisable, Number of Shares (in shares)	5,549
Options Exercisable, Weighted Average Remaining Contractual Terms (Years)	4 years 2 months 19 days
Risk-Free Interest Rate, Minimum	0.33%
Risk-Free Interest Rate, Maximum	3.31%
Expected Volatility, Minimum	32.18%
Expected Volatility, Maximum	69.74%
$14.58 - $19.56 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices	$ 14.58
Expected Terms in Years	2 years 11 days
$14.58 - $19.56 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices	$ 19.56
Expected Terms in Years	10 years
$18.36 - $19.56
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number of Shares (in shares)		3,601	3,790
Options Outstanding, Weighted Average Remaining Contractual Terms (Years)		9 months 18 days	1 year 9 months 18 days
Options Exercisable, Number of Shares (in shares)		3,601	3,790
Options Exercisable, Weighted Average Remaining Contractual Terms (Years)		9 months 18 days	1 year 9 months 18 days
Risk-Free Interest Rate, Minimum		0.32%	0.32%
Risk-Free Interest Rate, Maximum		4.20%	4.20%
Expected Volatility, Minimum		26.85%	26.85%
Expected Volatility, Maximum		52.47%	52.47%
$18.36 - $19.56 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices		$ 18.36	$ 18.36
Expected Terms in Years		1 year 10 months 24 days	1 year 10 months 24 days
$18.36 - $19.56 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices		$ 19.56	$ 19.56
Expected Terms in Years		6 years 11 months 12 days	6 years 11 months 12 days
$21.00 - $21.28
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number of Shares (in shares)	693
Options Outstanding, Weighted Average Remaining Contractual Terms (Years)	2 years 2 months 5 days
Options Exercisable, Number of Shares (in shares)	347
Options Exercisable, Weighted Average Remaining Contractual Terms (Years)	7 months 28 days
Risk-Free Interest Rate, Minimum	0.43%
Risk-Free Interest Rate, Maximum	3.60%
Expected Volatility, Minimum	33.24%
Expected Volatility, Maximum	57.79%
$21.00 - $21.28 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices	$ 21.00
Expected Terms in Years	2 years 1 month 9 days
$21.00 - $21.28 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices	$ 21.28
Expected Terms in Years	6 years 8 months 1 day
$20.16 - $21.28
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number of Shares (in shares)		353	353
Options Outstanding, Weighted Average Remaining Contractual Terms (Years)		1 year 7 months 28 days	2 years 8 months 12 days
Options Exercisable, Number of Shares (in shares)		353	353
Options Exercisable, Weighted Average Remaining Contractual Terms (Years)		1 year 7 months 28 days	2 years 8 months 12 days
Risk-Free Interest Rate, Minimum		0.42%	0.42%
Risk-Free Interest Rate, Maximum		3.60%	3.60%
Expected Volatility, Minimum		33.24%	33.24%
Expected Volatility, Maximum		52.47%	52.47%
$20.16 - $21.28 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices		$ 20.16	$ 20.16
Expected Terms in Years		2 years 1 month 9 days	2 years 1 month 9 days
$20.16 - $21.28 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices		$ 21.28	$ 21.28
Expected Terms in Years		6 years 6 months 7 days	6 years 6 months 7 days
$21.32 - $21.52
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number of Shares (in shares)	1,776
Options Outstanding, Weighted Average Remaining Contractual Terms (Years)	2 years 1 month 21 days
Options Exercisable, Number of Shares (in shares)	1,776
Options Exercisable, Weighted Average Remaining Contractual Terms (Years)	2 years 1 month 21 days
Risk-Free Interest Rate, Minimum	0.68%
Risk-Free Interest Rate, Maximum	2.61%
Expected Volatility, Minimum	38.16%
Expected Volatility, Maximum	69.74%
$21.32 - $21.52 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices	$ 21.32
Expected Terms in Years	3 years 4 months 17 days
$21.32 - $21.52 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices	$ 21.52
Expected Terms in Years	6 years 6 months 18 days
$21.48 - $21.52
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number of Shares (in shares)		438	516
Options Outstanding, Weighted Average Remaining Contractual Terms (Years)		3 years 9 months 22 days	4 years 9 months 18 days
Options Exercisable, Number of Shares (in shares)		438	512
Options Exercisable, Weighted Average Remaining Contractual Terms (Years)		3 years 9 months 22 days	4 years 9 months 18 days
Risk-Free Interest Rate, Minimum		0.68%	0.68%
Risk-Free Interest Rate, Maximum		2.63%	2.63%
Expected Volatility, Minimum		38.16%	38.16%
Expected Volatility, Maximum		52.47%	52.47%
$21.48 - $21.52 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices		$ 21.48	$ 21.48
Expected Terms in Years		3 years 4 months 17 days	3 years 4 months 17 days
$21.48 - $21.52 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices		$ 21.52	$ 21.52
Expected Terms in Years		6 years 6 months 29 days	6 years 6 months 29 days
$21.68 - $22.32
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number of Shares (in shares)	221
Options Outstanding, Weighted Average Remaining Contractual Terms (Years)	1 year 11 months 9 days
Options Exercisable, Number of Shares (in shares)	221
Options Exercisable, Weighted Average Remaining Contractual Terms (Years)	1 year 11 months 9 days
Risk-Free Interest Rate, Minimum	0.57%
Risk-Free Interest Rate, Maximum	3.03%
Expected Volatility, Minimum	36.78%
Expected Volatility, Maximum	52.47%
$21.68 - $22.32 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices	$ 21.68
Expected Terms in Years	2 years 2 months 4 days
$21.68 - $22.32 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices	$ 22.32
Expected Terms in Years	6 years 6 months 7 days
$21.68 - $22.32
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number of Shares (in shares)		320	344
Options Outstanding, Weighted Average Remaining Contractual Terms (Years)		3 years 1 month 6 days	4 years 1 month 6 days
Options Exercisable, Number of Shares (in shares)		320	344
Options Exercisable, Weighted Average Remaining Contractual Terms (Years)		3 years 1 month 6 days	4 years 1 month 6 days
Risk-Free Interest Rate, Minimum		0.57%	0.57%
Risk-Free Interest Rate, Maximum		3.03%	3.03%
Expected Volatility, Minimum		36.78%	36.78%
Expected Volatility, Maximum		52.47%	52.47%
$21.68 - $22.32 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices		$ 21.68	$ 21.68
Expected Terms in Years		2 years 2 months 4 days	2 years 2 months 4 days
$21.68 - $22.32 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices		$ 22.32	$ 22.32
Expected Terms in Years		6 years 6 months 7 days	6 years 6 months 7 days
$22.88 - $31.92
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number of Shares (in shares)	713
Options Outstanding, Weighted Average Remaining Contractual Terms (Years)	3 years 9 months 4 days
Options Exercisable, Number of Shares (in shares)	713
Options Exercisable, Weighted Average Remaining Contractual Terms (Years)	3 years 9 months 4 days
Risk-Free Interest Rate, Minimum	0.73%
Risk-Free Interest Rate, Maximum	2.86%
Expected Volatility, Minimum	39.03%
Expected Volatility, Maximum	53.80%
$22.88 - $31.92 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices	$ 22.88
Expected Terms in Years	4 years
$22.88 - $31.92 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices	$ 31.92
Expected Terms in Years	6 years 6 months 7 days
$22.40 - $31.92
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number of Shares (in shares)		6,216	2,634
Options Outstanding, Weighted Average Remaining Contractual Terms (Years)		7 years 26 days	8 years 2 months 12 days
Options Exercisable, Number of Shares (in shares)		4,291	1,108
Options Exercisable, Weighted Average Remaining Contractual Terms (Years)		6 years 8 months 16 days	7 years 1 month 21 days
Risk-Free Interest Rate, Minimum		0.73%	0.73%
Risk-Free Interest Rate, Maximum		2.86%	2.86%
Expected Volatility, Minimum		39.03%	39.03%
Expected Volatility, Maximum		58.84%	58.84%
$22.40 - $31.92 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices		$ 22.40	$ 22.40
Expected Terms in Years		4 years	4 years
$22.40 - $31.92 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices		$ 31.92	$ 31.92
Expected Terms in Years		7 years 1 month 13 days	6 years 6 months 7 days
34.52
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices			$ 34.52
Options Outstanding, Number of Shares (in shares)			3,788
Options Outstanding, Weighted Average Remaining Contractual Terms (Years)			7 years 9 months 18 days
Options Exercisable, Number of Shares (in shares)			2,184
Options Exercisable, Weighted Average Remaining Contractual Terms (Years)			7 years 9 months 18 days
Risk-Free Interest Rate, Minimum			1.76%
Risk-Free Interest Rate, Maximum			2.07%
Expected Volatility, Minimum			51.51%
Expected Volatility, Maximum			53.51%
34.52 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Terms in Years			6 years 7 days
34.52 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Terms in Years			7 years 1 month 13 days
Employee Time Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%